Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Affiliates

At December 31, 2012 and 2011, the Partnership had the following investments:

	Net Ownership Interest	December 31, 2012	December 31, 2011
	($ in thousands)
Liberty gas gathering system	33.75%	$264,625	$200,145
Victory gas gathering system	67.50	178,011	189,402
Rome gas gathering system	33.75	160,087	127,348
Panhandle gas gathering system	67.50	149,654	59,858
Utica East Ohio Midstream LLC	49.00	125,416	—
Overfield gas gathering system	67.50	101,339	75,797
Smithfield gas gathering system	67.50	82,347	67,134
Selbyville gas gathering system	67.50	65,354	76,251
Ranch Westex JV, LLC	33.33	35,012	—
Other gas gathering systems	various	135,966	90,623

Total investments in unconsolidated affiliates		$1,297,811	$886,558

Summarized Financial Information

The following tables sets forth summarized financial information of 100 percent of the 10 Marcellus gas gathering system investments in which the Partnership acquired an interest in December 2012 and 2011, as follows:

	December 31, 2012	December 31, 2011
	($ in thousands)
Balance Sheet
Current assets	$70,234	$38,709
Property, plant, and equipment	1,528,894	745,061
Other assets	301	213

Total assets	$1,599,429	$783,983

Current liabilities	$23,424	$13,137
Other liabilities	111,718	90,067
Partner’s capital	1,464,287	680,779

Total liabilities and partner’s capital	$1,599,429	$783,983

	December 31, 2012	December 31, 2011
	($ in thousands)
Income Statement
Revenue	$308,845	$1,150
Operating Expenses	$97,594	$195
Net Income	$211,361	$955